Description of Business - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Description Of Business [Line Items]
Date of incorporation	Jun. 27, 2003
Nevada Corporation
Description Of Business [Line Items]
Date of merger	Aug. 29, 2008	Aug. 29, 2008